BUSINESS ACQUISITION - Narrative (Details) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($)	Jan. 25, 2021	Oct. 19, 2020 shares	May 14, 2020	Feb. 19, 2020	Oct. 16, 2019	Jan. 23, 2019
Fund administration contracts | Top of range
Disclosure of detailed information about business combination [line items]
Useful life of intangible assets	25 years
WealthBar Financial Services Inc.
Disclosure of detailed information about business combination [line items]
Percent acquired				25.00%			75.00%
Snap Projections Inc. | WealthBar Financial Services Inc.
Disclosure of detailed information about business combination [line items]
Percent acquired						100.00%
CI ETF Investment Management Inc.
Disclosure of detailed information about business combination [line items]
Percent acquired					100.00%
Aligned Capital Distributions Inc.
Disclosure of detailed information about business combination [line items]
Number of shares issued | shares			855
Aggregated individually immaterial business combinations
Disclosure of detailed information about business combination [line items]
Intangibles	$ 395,497
Goodwill on acquisition	529,320
Goodwill expected to be deductible for tax purposes	495,546
Deferred compensation, payable in cash	81,937
Deferred compensation, payable in shares	$ 15,294
Deferred compensation, period due	1 year
Contingent consideration, at acquisition date	$ 126,485
Put option payable, at acquisition date	$ 99,298
Put option payable, period exercisable	270 days
Aggregated individually immaterial business combinations | Bottom of range
Disclosure of detailed information about business combination [line items]
Contingent liabilities, period due	1 year
Aggregated individually immaterial business combinations | Top of range
Disclosure of detailed information about business combination [line items]
Contingent liabilities, period due	4 years
Aggregated individually immaterial business combinations | Wealth Management
Disclosure of detailed information about business combination [line items]
Intangibles	$ 393,744
Goodwill on acquisition	528,557
Aggregated individually immaterial business combinations | Asset Management
Disclosure of detailed information about business combination [line items]
Intangibles	1,753
Goodwill on acquisition	763
Aggregated individually immaterial business combinations | Fund management contracts indefinite life
Disclosure of detailed information about business combination [line items]
Intangibles	1,753
Aggregated individually immaterial business combinations | Fund administration contracts
Disclosure of detailed information about business combination [line items]
Intangibles	$ 392,904
Useful life of intangible assets	12 years
Segal Bryant & Hamill, LLC | Major business combination
Disclosure of detailed information about business combination [line items]
Percent acquired		100.00%